Principal joint ventures - Summary of joint ventures (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Minera Escondida Limitada [member]
Disclosure Of Joint Ventures [Line Items]
Group interest (%), Joint Venture	30.00%	30.00%
Minera Escondida Limitada [member] | BHP Billiton Member
Disclosure Of Joint Ventures [Line Items]
Ownership interest in joint venture held by joint partner	57.50%
Sohar Aluminium Co. L.L.C. [member]
Disclosure Of Joint Ventures [Line Items]
Group interest (%), Joint Venture	20.00%	20.00%